The New America High Income Fund, Inc.

September 30, 2022 (Unaudited)

Portfolio of Investments

(Dollar Amounts in Thousands)

Principal		Value
Amount/Units		(See Notes)

CORPORATE DEBT SECURITIES - 136.42% (d)(f)
Aerospace & Defense - 1.78%
$565	Transdigm Holdings UK, plc,Senior Notes,
	5.50%, 11/15/27	$490
1,830	Transdigm Holdings UK, plc,Senior Notes,
	6.25%, 03/15/26 (g)	1,775
720	Transdigm Holdings UK, plc,Senior Notes,
	6.375%, 06/15/26	677
115	Transdigm Holdings UK, plc,Senior Notes,
	7.50, 03/15/27	110
		3,052
Airlines - 3.71%
925	American Airlines Inc., Senior Notes,
	5.50%, 04/20/26 (g)	867
1,015	American Airlines Inc., Senior Notes,
	5.75%, 04/20/29 (g)	886
1,960	American Airlines Inc., Senior Notes,
	11.75%, 07/15/25 (g)	2,043
725	Delta Airlines, Senior Notes,
	7.375%, 01/15/26	732
722	Mileage Plus Holdings, LLC, Senior Notes,
	6.50%, 06/20/27 (g)	704
760	United Airlines Holdings, Inc., Senior Notes,
	4.625%, 04/15/29 (g)	631
295	VistaJet Malta Finance, Plc, Senior Notes,
	6.375%, 02/01/30 (g)	237
290	VistaJet Malta Finance, Plc, Senior Notes,
	7.875%, 05/01/27 (g)	257
		6,357
Automotive - 10.08%
1,465	Clarios Global LP, Senior Notes,
	8.50%, 05/15/27 (g)	1,390
1,470	Dana Inc., Senior Notes,
	5.625%, 06/15/28	1,205
335	Dornoch Debt Merger, Senior Notes,
	6.625%, 10/15/29 (g)	243
3,048	Ford Motor Company, Senior Notes,
	6.10%, 08/19/32	2,687
70	Ford Motor Company, Senior Notes,
	7.45%, 07/16/31	69
480	Ford Motor Company, Senior Notes,
	9.625%, 04/22/30	531
660	Ford Motor Credit Company, LLC, Senior Notes,
	4.95%, 05/28/27	592
1,488	Goodyear Tire and Rubber Company, Senior Notes,
	5%, 07/15/29	1,216
1,110	Goodyear Tire and Rubber Company, Senior Notes,
	5.25%, 07/15/31	888
995	Goodyear Tire and Rubber Company, Senior Notes,
	5.625%, 04/30/33	787
305	Jaguar land Rover Automotive Plc, Senior Notes,
	5.875%, 01/15/28 (g)	214
445	Jaguar land Rover Automotive Plc, Senior Notes,
	7.75%, 10/15/25 (g)	408
535	LCM Investments Holdings II, LLC, Senior Notes,
	4.875%, 05/01/29 (g)	413

635	Metis Merger, LLC, Senior Notes,
	6.50%, 05/15/29 (g)	495
3,500	Rivian Holdings LLC, Senior Notes, 7.177%, 10/15/26,
	Acquisition Date 10/8/21, cost 3,431 (g)	3,303
650	Tenneco Inc., Senior Notes,
	5%, 07/15/26	635
1,093	Tenneco Inc., Senior Notes,
	5.125%, 04/15/29 (g)	1,079
242	Tenneco Inc., Senior Notes,
	5.375%, 12/15/24	240
902	Tenneco Inc., Senior Notes,
	7.875%, 01/15/29 (g)	890
		17,285
Broadcasting - 9.46%
540	Clear Channel Outdoor Holdings, Inc., Senior Notes,
	7.50%, 06/01/29 (g)	392
1,080	Clear Channel Outdoor Holdings, Inc., Senior Notes,
	7.75%, 04/15/28 (g)	805
1,130	CMG Media Corporation, Senior Notes,
	8.875%, 12/15/27 (g)	853
765	Diamond Sports Group, LLC, Senior Notes,
	6.625%, 08/15/27 (g)	52
1,265	Gray Escrow II, Inc., Senior Notes,
	5.375%, 11/15/31 (g)	984
5,169	iHeart Communications, Inc., Senior Notes,
	8.375%, 05/01/27	4,342
74	Lamar Media Corporation, Senior Notes,
	4%, 02/15/30	62
681	Lamar Media Corporation, Senior Notes,
	4.875%, 01/15/29	609
310	Lions Gate Capital Holdings, LLC, Senior Notes,
	5.50%, 04/15/29 (g)	230
1,570	Midas Opco Holdings LLC, Senior Notes,
	5.625%, 08/15/29 (g)	1,283
355	Nexstar Broadcasting, Inc., Senior Notes,
	4.75%, 11/01/28 (g)	302
170	Nielsen Finance LLC, Senior Notes,
	4.50%, 07/15/29 (g)	167
220	Nielsen Finance LLC, Senior Notes,
	4.75%, 07/15/31 (g)	216
450	Nielsen Finance LLC, Senior Notes,
	5.625%, 10/01/28 (g)	444
145	Outfront Media Capital, LLC, Senior Notes,
	4.25%, 01/15/29 (g)	113
890	Scripps Escrow, Inc., Senior Notes,
	5.875%, 07/15/27 (g)	774
480	Sirius XM Radio, Inc., Senior Notes,
	3.875%, 09/01/31 (g)	372
1,285	Sirius XM Radio, Inc., Senior Notes,
	4%, 07/15/28 (g)	1,089
740	Sirius XM Radio, Inc., Senior Notes,
	4.125%, 07/01/30 (g)	601
620	Sirius XM Radio, Inc., Senior Notes,
	5%, 08/01/27 (g)	567
665	Townsquare Media, Inc., Senior Notes,
	6.875%, 02/01/26 (g)	605
310	Univision Communications, Inc., Senior Notes,
	4.50%, 05/01/29 (g)	253
580	Univision Communications, Inc., Senior Notes,
	6.625%, 06/01/27 (g)	545
590	Univision Communications, Inc., Senior Notes,
	7.375%, 06/30/30 (g)	561
		16,221

Building & Real Estate - 1.86%
385	Brookfield Residential Properties, Senior Notes,
	5%, 06/15/29 (g)	287
300	Brookfield Residential Properties, Senior Notes,
	6.25%, 09/15/27 (g)	251
215	Castle UK Finco, Plc, Senior Notes,
	5.571%, 05/15/28 (g) (EUR)	166
180	Castle UK Finco, Plc, Senior Notes,
	7%, 05/15/29 (g) (GBP)	135
1,225	Cushman & Wakefield U.S. Borrower, LLC, Senior Notes,
	6.75%, 05/15/28 (g)	1,136
645	Howard Hughes Corporation, Senior Notes,
	4.125%, 02/01/29 (g)	492
345	Howard Hughes Corporation, Senior Notes,
	4.375%, 02/01/31 (g)	248
570	Howard Hughes Corporation, Senior Notes,
	5.375%, 08/01/28 (g)	472
		3,187
Building Products - 2.09%
210	Advanced Drainage Systems Inc., Senior Notes,
	6.375%, 06/15/30 (g)	203
355	Graphic Packaging International, LLC, Senior Notes,
	3.75%, 02/01/30 (g)	296
80	Mercer International, Inc., Senior Notes,
	5.50%, 01/15/26	74
625	New Enterprise Stone and Lime Company, Inc., Senior Notes,
	5.25%, 07/15/28 (g)	512
810	PGT Innovations, Inc., Senior Notes,
	4.375%, 10/01/29 (g)	666
395	Specialty Building Products Holdings, LLC, Senior Note,
	6.375%, 09/30/26 (g)	324
475	SRS Distribution, Inc., Senior Notes,
	6%, 12/01/29 (g)	378
590	Summit Materials LLC, Senior Notes,
	5.25%, 01/15/29 (g)	519
640	Summit Materials LLC, Senior Notes,
	6.50%, 03/15/27 (g)	614
		3,586
Cable Operators - 11.59%
1,285	Altice Financing S.A., Senior Notes,
	5%, 01/15/28 (g)	983
795	Altice Financing S.A., Senior Notes,
	5.75%, 08/15/29 (g)	608
795	Altice France S.A., Senior Notes,
	5.50%, 10/15/29 (g)	597
2,340	Altice France S.A., Senior Notes,
	6%, 02/15/28 (g)	1,486
785	Altice France S.A., Senior Notes,
	10.50%, 05/15/27 (g)	614
995	C&W Senior Financing Designated Activity, Senior Notes,
	6.875%, 09/15/27 (g)	811
1,090	CCO Holdings, LLC, Senior Notes,
	4.50%, 06/01/33 (g)	804
400	CCO Holdings, LLC, Senior Notes,
	4.50%, 05/01/32	304
1,070	CCO Holdings, LLC, Senior Notes,
	4.50%, 08/15/30 (g)	845
680	CCO Holdings, LLC, Senior Notes,
	4.75%, 02/01/32 (g)	529
680	CCO Holdings, LLC, Senior Notes,
	5.375%, 06/01/29 (g)	593
2,770	CCO Holdings, LLC, Senior Notes,
	6.375%, 09/01/29 (g)	2,535

880	CSC Holdings, LLC, Senior Notes,
	5.75%, 01/15/30 (g)	634
1,410	CSC Holdings, LLC, Senior Notes,
	6.50%, 02/01/29 (g)	1,244
895	CSC Holdings, LLC, Senior Notes,
	7.50%, 04/01/28 (g)	732
465	Direct TV Financing, LLC, Senior Notes,
	5.875%, 08/15/27 (g)	400
660	Dish DBS Corporation, Senior Notes,
	5.125%, 06/01/29	388
950	Dish DBS Corporation, Senior Notes,
	5.25%, 12/01/26 (g)	786
950	Dish DBS Corporation, Senior Notes,
	5.75%, 12/01/28 (g)	717
450	Dish DBS Corporation, Senior Notes,
	7.375%, 07/01/28	303
550	Dish DBS Corporation, Senior Notes,
	7.75%, 07/01/26	421
630	GCI, LLC, Senior Notes,
	4.75%, 10/15/28 (g)	518
202	LCPR Senior Secured Notes,
	6.75%, 10/15/27 (g)	168
780	Netflix, Inc., Senior Notes,
	6.375%, 05/15/29	774
570	Radiate Holdco LLC, Senior Notes,
	6.50%, 09/15/28 (g)	402
2,190	VMed O2 UK Financing I, plc, Senior Notes,
	4.75%, 07/15/31 (g)	1,673
		19,869
Chemicals - 2.01%
425	Avient Corporation, Senior Notes,
	7.125%, 08/01/30 (g)	394
111	Compass Minerals International, Inc., Senior Notes,
	6.75%, 12/01/27 (g)	103
618	CVR Partners, L.P., Senior Notes,
	6.125%, 06/15/28 (g)	538
847	GPD Companies, Inc,. Senior Notes,
	10.125%, 04/01/26 (g)	779
480	Methanex Corporation, Senior Notes,
	5.125%, 10/15/27	403
280	Methanex Corporation, Senior Notes,
	5.25%, 12/15/29	223
520	Univar Solutions USA, Senior Notes,
	5.125%, 12/01/27 (g)	465
715	W.R. Grace Holdings LLC, Senior Notes,
	5.625%, 08/15/29 (g)	533
		3,438
Consumer Products - .28%
635	Wolverine World Wide, Inc., Senior Notes,
	4%, 08/15/29 (g)	479

Container - 1.56%
435	Ardagh Metal Packaging S.A., Senior Notes,
	6%, 06/15/27 (g)	409
1,000	Ardagh Packaging Finance, Plc, Senior Notes,
	4%, 09/01/29 (g)	733
250	Sealed Air Corporation, Senior Notes,
	5%, 04/15/29 (g)	223
260	Sealed Air Corporation, Senior Notes,
	6.875%, 07/15/33 (g)	248
1,200	Trivium Packaging Finance B.V., Senior Notes,
	8.50%, 08/15/27 (g)	1,062
		2,675

Energy - 17.26%
285	Aethon United BR, LP, Senior Notes,
	8.25%02/15/26(g)	275
125	Antero Resources Corporation, Senior Notes,
	7.625%, 02/01/29 (g)	125
600	Archrock Partners, L.P., Senior Notes,
	6.875%, 04/01/27 (g)	537
935	Cheniere Energy Partners, L.P., Senior Notes
	4%, 03/01/31	783
1,175	Chesapeake Energy Corporation, Senior Notes,
	6.75%, 04/15/29 (g)	1,122
900	Citgo Holding, Inc., Senior Notes,
	9.25%, 08/01/24 (g)	893
800	Citgo Petroleum Corporation, Senior Notes,
	7%, 06/15/25 (g)	764
530	Comstock Resources, Inc., Senior Notes,
	5.875%, 01/15/30 (g)	461
340	Comstock Resources, Inc., Senior Notes,
	6.75%, 03/01/29 (g)	315
1,140	Crescent Energy Finance, Senior Notes,
	7.25%, 05/01/26 (g)	1,020
130	Crestwood Midstream Partners, L.P., Senior Notes,
	6%, 02/01/29 (g)	116
795	DCP Midstream, LLC, Senior Notes,
	6.75%, 09/15/37 (g)	770
540	DCP Midstream, LLC, Senior Notes,
	7.375%, (b)	533
470	DCP Midstream, LLC, Senior Notes,
	8.125%, 08/16/30	502
365	Ecopetrol, S.A., Senior Notes,
	5.875%, 05/28/45	219
590	Ecopetrol, S.A., Senior Notes,
	6.875%, 04/29/30	495
598	Endeavor Energy Resources, L.P., Senior Notes.
	5.75%, 01/30/28 (g)	570
1,080	EQT Corporation, Senior Notes,
	7%, 02/01/30	1,114
375	Exterran NRG Solutions, Senior Notes,
	8.125%, 05/01/25	380
625	Ferrellgas, L.P., Senior Notes,
	5.375%, 04/01/26 (g)	548
650	Ferrellgas, L.P., Senior Notes,
	5.875%, 04/01/29 (g)	528
440	Gulfport Energy Corporation, Senior Notes,
	8%, 05/17/26 (g)	438
305	HilCorp Energy, L.P., Senior Notes,
	5.75%, 02/01/29 (g)	268
385	HilCorp Energy, L.P., Senior Notes,
	6%, 02/01/31 (g)	334
240	HilCorp Energy, L.P., Senior Notes,
	6%, 04/15/30 (g)	210
210	HilCorp Energy, L.P., Senior Notes,
	6.25%, 04/15/32 (g)	185
1,420	Kinetik Holdings, L.P., Senior Notes,
	5.875%, 06/15/30 (g)	1,295
1,505	Magnolia Oil and Gas Operating LLC, Senior Notes,
	6%, 08/01/26 (g)	1,437
1,480	NGL Energy Partners L.P., Senior Notes,
	7.50%, 02/01/26 (g)	1,317
345	Nustar Logistics, L.P., Senior Notes,
	5.75%, 10/01/25	318
1,190	Nustar Logistics, L.P., Senior Notes,
	6%, 06/01/26	1,089

310	Occidental Petroleum Corporation, Senior Notes,
	6.125%, 01/01/31	306
755	Occidental Petroleum Corporation, Senior Notes,
	6.20%, 03/15/40	730
290	Occidental Petroleum Corporation, Senior Notes,
	6.375%, 09/01/28	289
100	Occidental Petroleum Corporation, Senior Notes,
	6.45%, 09/15/36	99
230	Occidental Petroleum Corporation, Senior Notes,
	6.625%, 09/01/30	232
285	Occidental Petroleum Corporation, Senior Notes,
	7.50%, 05/01/31	298
180	Occidental Petroleum Corporation, Senior Notes,
	7.875%, 09/15/31	192
790	Occidental Petroleum Corporation, Senior Notes,
	7.95%, 06/15/39	893
625	Occidental Petroleum Corporation, Senior Notes,
	8.50%, 07/15/27	672
1,190	Occidental Petroleum Corporation, Senior Notes,
	8.875%, 07/15/30	1,318
660	Petroleos Mexicanos, Senior Notes,
	6.625%, 06/15/35	418
650	Petroleos Mexicanos, Senior Notes,
	7.69%, 01/23/50	399
270	Range Resources, Corporation, Senior Notes,
	4.75%, 02/15/30 (g)	234
215	Range Resources, Corporation, Senior Notes,
	8.25%, 01/15/29	217
315	Rockcliff Energy II LLC, Senior Notes,
	5.50%, 10/15/29 (g)	274
320	Solaris Midstream Holdings, LLC, Senior Notes,
	7.625%, 04/01/26 (g)	307
420	Southwestern Energy Company, Senior Notes,
	4.75%, 02/01/32	352
39	Summit Midstream Partners, LP, Senior Notes,
	9.50%, (a)(b)	28
635	Tallgrass Energy Partners, L.P., Senior Notes,
	6%, 09/01/31 (g)	537
405	Tallgrass Energy Partners, L.P., Senior Notes,
	6%, 03/01/27 (g)	366
450	Tallgrass Energy Partners, L.P., Senior Notes,
	6%, 12/31/30 (g)	380
370	Tallgrass Energy Partners, L.P., Senior Notes,
	7.50%, 10/01/25 (g)	363
435	Targa Resources Partners, L.P., Senior Notes,
	6.875%, 01/15/29	427
410	Venture Global Calcasieu Pass, LLC, Senior Notes,
	3.875%, 08/15/29 (g)	345
510	Venture Global Calcasieu Pass, LLC, Senior Notes,
	4.125%, 08/15/31 (g)	417
585	Vermilion Energy, Inc., Senior Notes,
	6.875%, 05/01/30 (g)	537
		29,591
Entertainment & Leisure - 5.46%
105	AMC Entertainment Holdings, Inc., Senior Notes,
	10%, 06/15/26 (g)	72
300	Carnival Corporation, Senior Notes,
	5.75%, 03/01/27 (g)	210
45	Carnival Corporation, Senior Notes,
	6%, 05/01/29 (g)	29
1,065	Carnival Corporation, Senior Notes,
	7.625%, 03/01/26 (g)	809
555	Carnival Corporation, Senior Notes,
	10.50%, 06/01/30 (g)	444
910	CDI Escrow, Senior Notes,
	5.75%, 04/01/30 (g)	794

245	Cedar Fair, L. P., Senior Notes,
	5.25%, 07/15/29	210
650	Cedar Fair, L. P., Senior Notes,
	5.375%, 04/15/27	598
1,050	Cinemark USA, Inc., Senior Notes,
	5.25%, 07/15/28 (g)	803
625	Live Nation Entertainment Inc., Senior Notes,
	4.75%, 10/15/27 (g)	545
340	NCL Corporation Ltd., Senior Notes,
	5.875%, 02/15/27 (g)	284
730	NCL Corporation Ltd., Senior Notes,
	5.875%, 03/15/26 (g)	558
215	NCL Finance, Ltd., Senior Notes,
	6.125%, 03/15/28 (g)	156
325	NCL Corporation Ltd., Senior Notes,
	7.75%, 02/15/29 (g)	247
555	Royal Caribbean Cruises, Ltd., Senior Notes,
	5.375%, 07/15/27 (g)	402
780	Royal Caribbean Cruises, Ltd., Senior Notes,
	5.50%, 04/01/28 (g)	546
635	Royal Caribbean Cruises, Ltd., Senior Notes,
	5.50%, 08/31/26 (g)	476
620	Royal Caribbean Cruises, Ltd., Senior Notes,
	9.25%, 01/15/29 (g)	611
560	Royal Caribbean Cruises, Ltd., Senior Notes,
	11.625%, 08/15/27 (g)	517
960	SeaWorld Parks & Entertainment, Inc.,Senior Notes,
	5.25%, 08/15/29 (g)	797
295	Six Flags Entertainment, Inc., Senior Notes,
	5.50%, 04/15/27 (g)	258
		9,366
Financial - 10.38%
695	Acrisure, LLC, Senior Notes,
	7%, 11/15/25 (g)	631
1,655	Acrisure, LLC, Senior Notes,
	10.125%, 08/01/26 (g)	1,593
315	Alliant Holdings, Senior Notes,
	5.875%, 11/01/29 (g)	258
1,135	Alliant Holdings, Senior Notes,
	6.75%, 10/15/27 (g)	987
295	AmWins Group, Inc., Senior Notes,
	4.875%, 06/30/29 (g)	246
970	Apollo Commercial Real Estate Finance, Inc., Senior
	Notes, 4.625%, 06/15/29 (g)	732
475	Cobra Acquisition Company, LLC, Senior Notes,
	6.375%, 11/01/29 (g)	330
875	Enact Holdings, Inc., Senior Notes,
	6.50%, 08/15/25 (g)	838
750	GTCR AP Finance, Inc., Senior Notes,
	8%, 05/15/27 (g)	690
485	Home Point Capital, Inc., Senior Notes,
	5%, 02/01/26 (g)	304
790	Hub Holdings LLC, Senior Notes,
	5.625%, 12/1/29 (g)	662
725	Hub Holdings LLC, Senior Notes,
	7%, 05/01/26 (g)	682
460	Icahn Enterprises, L.P., Senior Notes,
	6.25%, 05/15/26	428
490	Jane Street Group LLC, Senior Notes,
	4.50%, 11/15/29 (g)	419
505	LPL Holdings, Inc., Senior Notes,
	4%, 03/15/29 (g)	430

75	LPL Holdings, Inc., Senior Notes,
	4.375%, 05/15/31 (g)	63
480	Midcap Financial Issuer Trust, Senior Notes,
	5.625%, 01/15/30 (g)	367
950	Midcap Financial Issuer Trust, Senior Notes,
	6.50%, 05/01/28 (g)	815
685	Navient Corporation, Senior Notes,
	4.875%, 03/15/28	524
500	Navient Corporation, Senior Notes,
	5%, 03/15/27	407
630	Navient Corporation, Senior Notes,
	5.50%, 03/15/29	478
550	Navient Corporation, Senior Notes,
	6.75%, 06/25/25	515
215	Navient Corporation, Senior Notes,
	6.75%, 06/15/26	195
325	OneMain Finance Corporation, Senior Notes,
	3.50%, 01/15/27	253
305	OneMain Finance Corporation, Senior Notes,
	5.375%, 11/15/29	235
390	OneMain Finance Corporation, Senior Notes,
	6.625%, 01/15/28	331
810	OneMain Finance Corporation, Senior Notes,
	6.875%, 03/15/25	760
300	OneMain Finance Corporation, Senior Notes,
	7.125%, 03/15/26	270
840	PennyMac Financial Services, Inc., Senior Notes,
	4.25%, 02/15/29 (g)	591
300	PennyMac Financial Services, Inc., Senior Notes,
	5.375%, 10/15/25 (g)	258
790	Prog Holdings, Inc., Senior Notes,
	6%, 11/15/29 (g)	632
235	Ryan Specialty Group, Senior Notes,
	4.375%, 02/01/30 (g)	199
335	SLM Corporation, Senior Notes,
	4.20%, 10/29/25	297
240	Starwood Property Trust, Senior Notes,
	3.75%, 12/31/24 (g)	218
465	Starwood Property Trust, Senior Notes,
	4.375%, 01/15/27 (g)	395
320	United Wholesale Mortgage, LLC, Senior Notes,
	5.50%, 04/15/29 (g)	243
635	United Wholesale Mortgage, LLC, Senior Notes,
	5.75%, 06/15/27 (g)	510
		17,786
Food/Tobacco - 1.27%
610	BellRing Brands, Senior Notes,
	7%, 03/15/30 (g)	557
305	Chobani LLC, Senior Notes,
	7.50%, 04/15/25 (g)	279
570	Cosan Luxembourg S.A., Senior Notes,
	7%, 01/20/27 (g)	569
540	Darling Ingredients, Inc., Senior Notes,
	6%, 06/15/30 (g)	514
345	Triton Water Holdings, Inc., Senior Notes
	6.25%, 04/01/29 (g)	264
		2,183
Gaming - 5.63%
2,065	Caesar's Resorts, Senior Notes,
	8.125%, 07/01/27 (g)	1,967
275	Cirsa Finance International, S.A.R.L., Senior Notes,
	4.50%, 03/15/27 (g) (EUR)	214

235	International Game Technology Plc, Senior Notes,
	4.125%, 04/15/26 (g)	214
375	International Game Technology Plc, Senior Notes,
	5.25%, 01/15/29 (g)	332
1,170	International Game Technology Plc, Senior Notes,
	6.25%, 01/15/27 (g)	1,129
395	MGM China Holdings, Limited, Senior Notes,
	4.75%, 02/01/27 (g)	303
315	MGM China Holdings, Limited, Senior Notes,
	5.875%, 05/15/26 (g)	256
435	MGM Growth Prop. Operating Partnership L.P., Senior Notes,
	5.75%, 02/01/27	398
140	MGM Resorts International, Senior Notes,
	4.75%, 10/15/28	118
500	Midwest Gaming Borrower, LLC, Senior Notes,
	4.875%, 05/01/29 (g)	408
475	Playtike Holding Corporation, Senior Notes,
	4.25%, 03/15/29 (g)	377
335	Sands China Ltd., Senior Notes,
	4.875%, 06/18/30	263
605	Sands China Ltd., Senior Notes,
	5.90%, 08/08/28	508
565	SC Games Holdings, Senior Notes,
	6.625%, 03/01/30 (g)	453
230	Scientific Games International Inc., Senior Notes,
	7%, 05/15/28 (g)	215
1,390	Scientific Games International Inc., Senior Notes,
	7.25%, 11/15/29 (g)	1,293
350	Studio City Finance Ltd., Senior Notes,
	5%, 01/15/29 (g)	160
450	Wynn Macau Ltd., Senior Notes,
	5.50%, 01/15/26 (g)	342
995	Wynn Macau Ltd., Senior Notes,
	5.50%, 10/01/27 (g)	692
		9,642
Healthcare - 10.02%
250	AdaptHealth, LLC, Senior Notes,
	5.125%, 03/01/30 (g)	205
725	Avantor Funding, Inc., Senior Notes,
	4.625%, 07/15/28 (g)	645
100	Bausch Health Companies, Inc., Senior Notes,
	8.50%, 01/31/27 (g)	42
1,600	Bausch Health Companies, Inc., Senior Notes,
	9.25%, 04/01/26 (g)	936
410	Cano Health, LLC, Senior Notes,
	6.25%, 10/01/28 (g)	385
830	CHS/Community Health Systems, Inc, Senior Notes,
	5.25%, 05/15/30 (g)	577
455	CHS/Community Health Systems, Inc, Senior Notes,
	6%, 01/15/29 (g)	337
1,165	CHS/Community Health Systems, Inc, Senior Notes,
	6.125%, 04/01/30 (g)	548
990	CHS/Community Health Systems, Inc, Senior Notes,
	6.875%, 04/15/29 (g)	475
1,100	CHS/Community Health Systems, Inc, Senior Notes,
	8%, 12/15/27 (g)	872
630	DaVita Healthcare Partners, Inc., Senior Notes,
	4.625%, 06/01/30 (g)	482
340	Embecta Corporation, Senior Notes,
	5%, 02/15/30 (g)	291
2,350	Medline L.P., Senior Notes,
	5.25%, 10/01/29 (g)	1,774
1,240	Minerva Merger Sub Inc., Senior Notes,
	6.50%, 02/15/30 (g)	977

550	Option Care Health, Inc., Senior Notes,
	4.375%, 10/31/29 (g)	465
735	Organon & Company, Senior Notes,
	5.125%, 04/30/31 (g)	603
750	Radiology Partners, Inc., Senior Notes,
	9.25%, 02/01/28 (g)	487
770	Select Medical Corporation, Senior Notes,
	6.25%, 08/15/26 (g)	720
700	Tenet Healthcare Corporation, Senior Notes,
	4.375%, 01/15/30 (g)	581
780	Tenet Healthcare Corporation, Senior Notes,
	6.125%, 06/15/30 (g)	719
1,640	Tenet Healthcare Corporation, Senior Notes,
	6.125%, 10/01/28 (g)	1,447
424	Tenet Healthcare Corporation, Senior Notes,
	6.875%, 11/15/31	375
630	Teva Pharma Finance Netherlands III BV, Senior Notes,
	4.75%, 05/09/27	532
1,240	Teva Pharma Finance Netherlands III BV, Senior Notes,
	5.125%, 05/09/29	1,017
465	Teva Pharma Finance Netherlands III BV, Senior Notes,
	6.75%, 03/01/28	425
1,290	Teva Pharma Finance Netherlands III BV, Senior Notes,
	7.125%, 01/31/25	1,256
		17,173
Information Technology - 6.71%
610	Arches Buyer, Inc., Senior Notes,
	4.25%, 06/01/28 (g)	476
275	Boxer Parent Company, Inc., Senior Notes,
	7.125%, 10/02/25 (g)	269
1,855	CDK Global, Inc., Senior Secured Notes,
	7.25%, 06/15/29 (g)	1,746
610	Condor Merger, Inc., Senior Notes,
	7.375%, 02/15/30 (g)	500
2,595	Entegris Inc., Senior Notes,
	5.95%, 06/15/30 (g)	2,348
275	Go Daddy, Inc., Senior Notes,
	5.25%, 12/01/27 (g)	252
475	Match Group Holdings II, LLC, Senior Notes,
	3.625%, 10/01/31 (g)	357
965	Match Group Holdings II, LLC, Senior Notes,
	4.125%, 08/01/30 (g)	793
305	Match Group Holdings II, LLC, Senior Notes,
	4.625%, 06/01/28 (g)	266
295	Match Group Holdings II, LLC, Senior Notes,
	5%, 12/15/27 (g)	262
148	Match Group Holdings II, LLC, Senior Notes,
	5.625%, 02/15/29 (g)	135
30	NCR Corporation, Senior Notes,
	5.75%, 09/01/27 (g)	27
660	Norton LifeLock, Inc., Senior Notes,
	6.75%, 09/30/27 (g)	637
462	Norton LifeLock, Inc., Senior Notes,
	7.125%, 09/30/30 (g)	447
965	Photo Holdings Merger, Senior Notes,
	8.50%, 10/01/26 (g)	614
520	Picard Midco, Inc., Senior Notes,
	6.50%, 03/31/29 (g)	441
605	Roblox Corporation, Senior Notes,
	3.875%, 05/01/30 (g)	492
510	Twilio, Inc., Senior Notes,
	3.875%, 03/15/31	400

245	Viavi Solutions, icn., Senior Notes,
	3.75%, 10/01/29 (g)	195
573	ZI Tech LLC, Senior Notes,
	3.875%, 02/01/29 (g)	466
470	Zip Recruiter, Inc., Senior Notes,
	5%, 01/15/30 (g)	380
		11,503
Lodging - 1.09%
630	Hilton Domestic Operating Company, Inc.,Senior Notes,
	4%, 05/01/31 (g)	507
170	Hilton Domestic Operating Company, Inc.,Senior Notes,
	5.75%, 05/01/28 (g)	159
125	Hilton Worldwide Finance, LLC, Senior Notes,
	4.875%, 04/01/27	115
370	Park Intermediate Holdings, LLC, Senior Notes,
	4.875%, 05/15/29 (g)	300
300	Park Intermediate Holdings, LLC, Senior Notes,
	5.875%, 10/01/28 (g)	261
630	RHP Hotel Properties, L.P., Senior Notes,
	4.50%, 02/15/29 (g)	526
		1,868
Manufacturing - 1.98%
340	Gates Global, LLC, Senior Notes,
	6.25%, 01/15/26 (g)	315
325	Hillenbrand Inc., Senior Notes,
	3.75%, 03/01/31	251
15	Hillenbrand Inc., Senior Notes,
	5%, 09/15/26	14
735	Madison IAQ, LLC, Senior Notes,
	4.125%, 06/30/28 (g)	592
420	Madison IAQ, LLC, Senior Notes,
	5.875%, 06/30/29 (g)	292
485	Mueller Water Products, Senior Notes,
	4%, 06/15/29 (g)	412
735	Sensata Technologies, Senior Notes,
	4%, 04/15/29 (g)	608
700	Sensata Technologies, Senior Notes,
	5.875%, 09/01/30 (g)	654
270	Stevens Holding Company, Inc., Senior Notes,
	6.125%, 10/01/26 (g)	263
		3,401
Metals & Mining - 4.55%
845	Alcoa Nederland Holding B.V., Senior Notes,
	6.125%, 05/15/28 (g)	797
780	Arconic Corporation, Senior Notes,
	6.125%, 02/15/28 (g)	692
300	ATI, Inc., Senior Notes,
	5.125%, 10/01/31	246
708	Big River Steel, LLC, Senior Notes,
	6.625%, 01/31/29 (g)	651
385	Constellium N.V., Senior Notes,
	3.75%, 04/15/29 (g)	280
600	Constellium N.V., Senior Notes,
	5.625%, 06/15/28 (g)	491
310	Ero Copper Corporation, Senior Notes,
	6.50%, 02/15/30 (g)	227
455	FMG Resources, Senior Notes,
	4.50%, 09/15/27 (g)	401
445	FMG Resources, Senior Notes,
	5.875%, 04/15/30 (g)	386
1,182	Freeport McMoran, Inc., Senior Notes,
	5.40%, 11/14/34	1,048

330	Freeport McMoran, Inc., Senior Notes,
	5.45%, 03/15/43	276
265	GrafTech Finance Inc., Senior Notes,
	4.625%, 12/15/28 (g)	201
1,145	Hecla Mining Company, Senior Notes,
	7.25%, 02/15/28	1,062
545	HudBay Minerals, Inc., Senior Notes,
	6.125%, 04/01/29 (g)	439
745	Novelis Corporation, Senior Notes,
	4.75%, 01/30/30 (g)	607
		7,804
Other Telecommunications - .65%
370	Embarq Corporation, Senior Notes,
	7.995%, 06/01/36	186
475	Level 3 Financing, Inc., Senior Notes,
	3.75%, 07/15/29 (g)	346
325	Lumen Technologies, Inc., Senior Notes,
	4.50%, 01/15/29 (g)	228
475	Lumen Technologies, Inc., Senior Notes,
	5.375%, 06/15/29 (g)	354
		1,114
Real Estate Investment Trust Securities - 1.05%
915	American Financial Trust, Senior Notes,
	4.50%, 09/30/28 (g)	703
620	Service Properties Trust, Senior Notes,
	4.35%, 10/01/24	546
580	Service Properties Trust, Senior Notes,
	7.50%, 09/15/25	542
		1,791
Restaurants - 1.11%
572	Dave and Buster's, Inc., Senior Notes,
	7.625%, 11/01/25 (g)	562
723	YUM Brands, Inc., Senior Notes,
	5.35%, 11/01/43	575
760	YUM Brands, Inc., Senior Notes,
	6.875%, 11/15/37	766
		1,903
Retail - 2.06%
320	At Home Group, Inc., Senior Notes
	7.125%, 07/15/29 (g)	190
445	Bath and Body Works, Inc., Senior Notes,
	6.625%, 10/01/30 (g)	387
65	Bath and Body Works, Inc., Senior Notes,
	6.694%, 01/15/27	61
260	Bath and Body Works, Inc., Senior Notes,
	6.95%, 03/01/33	211
350	Bath and Body Works, Inc., Senior Notes,
	7.50%, 06/15/29	320
277	Bath and Body Works, Inc., Senior Notes,
	9.375%, 07/01/25 (g)	286
635	LSF9 Atlantis Holdings, LLC, Senior Notes,
	7.75%, 02/15/26 (g)	567
250	Petsmart, Inc., Senior Notes,
	4.75%, 02/15/28 (g)	216
1,450	Petsmart, Inc., Senior Notes,
	7.75%, 02/15/29 (g)	1,291
		3,529

Satellites - 2.50%
815	Connect Finco Sarl, Senior Notes,
	6.75%, 10/01/26 (g)	709
1,750	Hughes Satellite Systems, Inc., Senior Notes,
	6.625%, 08/01/26	1,597
295	Intelsat Jackson Holdings Ltd., Senior Notes,
	6.50%, 03/15/30 (g)	250
850	Maxar Technologies, Inc., Senior Notes,
	7.75%, 06/15/27 (g)	797
475	Telesat Canada, Senior Notes,
	6.50%, 10/15/27 (g)	176
910	Viasat, Inc., Senior Notes,
	5.625%, 04/15/27 (g)	760
		4,289
Services - 10.62%
451	Adtalem Global Education, Inc., Senior Notes,
	5.50%, 03/01/28 (g)	406
850	Advantage Sales and Marketing, Inc., Senior Notes,
	6.50%, 11/15/28 (g)	674
635	Albion Financing 1 S.a.r.l., Senior Notes,
	6.125%, 10/15/26 (g)	552
315	Albion Financing 1 S.a.r.l., Senior Notes,
	8.75%, 04/15/27 (g)	270
1,000	Allied Universal Holdco, LLC, Senior Secured Notes,
	9.75%, 07/15/27 (g)	824
625	Clarivate Science Holdings Corp., Senior Secured Notes,
	3.875%, 07/01/28 (g)	513
440	Clarivate Science Holdings Corp., Senior Secured Notes,
	4.875%, 07/01/29 (g)	344
130	Constellation Automotive Ltd., Senior Notes,
	4.875%, 07/15/27 (g) (GBP)	98
115	Dun & Bradstreet Corporation, Senior Notes,
	5%, 12/15/29 (g)	95
100	EG Global Finance plc, Senior Notes,
	6.25%, 10/30/25 (EUR)	85
1,095	EG Global Finance plc, Senior Notes,
	6.75%, 02/07/25 (g)	983
660	EG Global Finance plc, Senior Notes,
	8.50%, 10/30/25 (g)	578
760	Fair Isaac Corporation, Senior Notes,
	4%, 06/15/28 (g)	648
790	Fair Isaac Corporation, Senior Notes,
	5.25%, 05/15/26 (g)	751
1,280	Gartner, Inc., Senior Notes,
	3.625%, 06/15/29 (g)	1,064
1,580	GFL Enironmental, Inc., Senior Notes,
	4.75%, 06/15/29 (g)	1,327
45	GFL Enironmental, Inc., Senior Notes,
	5.125%, 12/15/26 (g)	42
1,265	H&E Equipment Services, Senior Notes,
	3.875%, 12/15/28 (g)	998
115	IPD 3 B.V., Senior Notes,
	5.50%, 12/01/25 (g) (EUR)	101
320	Millennium Escrow Corporation, Senior Notes,
	6.625%, 08/01/26 (g)	252
1,305	MSCI, Inc., Senior Notes,
	3.25%, 08/15/33 (g)	999
685	Presidio Holding, Inc., Senior Notes,
	8.25%, 02/01/28 (g)	590
465	Prime Security Services Borrower, LLC, Senior Notes,
	5.75%, 04/15/26 (g)	438

710	Prime Security Services Borrower, LLC, Senior Notes,
	6.25%, 01/15/28 (g)	603
415	Sabre GLBL, Inc., Senior Notes,
	7.375%, 09/01/25 (g)	370
555	Sabre GLBL, Inc., Senior Notes,
	9.25%, 04/15/25 (g)	530
972	Staples, Inc., Senior Notes
	7.50%, 04/15/26 (g)	814
320	Staples, Inc., Senior Notes
	10.75%, 04/15/27 (g)	237
1,460	TK Elevator U.S. Newco, Inc., Senior Notes,
	5.25%, 07/15/27 (g)	1,241
1,309	TK Elevator U.S. Newco, Inc., Senior Notes,
	7.625%, 07/15/28 (g)	1,096
775	United Rentals (North America), Inc., Senior Notes,
	3.75%, 01/15/32	606
100	Verde Bidco, Senior Notes,
	4.625%, 10/01/26 (g) (EUR)	76
		18,205
Supermarkets - 1.64%
650	Albertsons Companies, LLC, Senior Notes,
	3.50%, 03/15/29 (g)	523
540	Albertsons Companies, LLC, Senior Notes,
	4.875%, 02/15/30 (g)	454
545	Albertsons Companies, LLC, Senior Notes,
	5.875%, 02/15/28 (g)	503
370	Albertsons Companies, LLC, Senior Notes,
	7.45%, 08/01/29	370
680	Iceland Bondco, Plc, Senior Notes,
	4.625%, 03/15/25 (GBP)	570
425	United Natural Foods, Inc., Senior Notes,
	6.75%, 10/15/28 (g)	396
		2,816
Transportation - .39%
730	Watco Companies, LLC, Senior Notes,
	6.50%, 06/15/27 (g)	668

Utilities - 6.36%
310	Calpine Corporation, Senior Notes,
	4.50%, 02/15/28 (g)	271
625	Calpine Corporation, Senior Notes,
	5%, 02/01/31 (g)	500
950	Calpine Corporation, Senior Notes,
	5.125%, 03/15/28 (g)	822
620	NiSource, Incorporated, Senior Notes,
	5.65%, (b)	572
135	Pattern Energy Operations L.P., Senior Notes,
	4.50%, 08/15/28 (g)	117
1,065	PG&E Corporation, Senior Notes,
	5%, 07/01/28	919
1,300	PG&E Corporation, Senior Notes,
	5.25%, 07/01/30	1,105
530	Pike Corporation, Senior Notes,
	5.50%, 09/01/28 (g)	429
1,795	TerraForm Global Operating, LLC, Senior Notes
	6.125%, 03/01/26 (g)	1,692
950	Vistra Operations Company, LLC, Senior Notes,
	4.375%, 05/01/29 (g)	790
1,845	Vistra Operations Company, LLC, Senior Notes,
	7%, (b)(g)	1,614
2,270	Vistra Operations Company, LLC, Senior Notes,
	8%, (b)(g)	2,071
		10,902

Wireless Communications - 1.27%
950	Iliad Holdings SAS, Senior Notes,
	6.50%, 10/15/26 (g)	825
725	Sprint Capital Corporation, Senior Notes,
	6.875%, 11/15/28	745
594	Sprint Corporation, Senior Notes,
	7.125%, 06/15/24	603
		2,173
	Total Corporate Debt Securities
	(Total cost of $274,080)	233,856

BANK DEBT SECURITIES - 7.72% (d)(f)
Aerospace & Defense - .12%
214	Peraton Holding Corporation, 10.568%, 02/01/29	201

Airlines - .82%
345	AAdvantage Loyalty IP, Ltd., 7.46%, 04/20/28	334
736	Mileage Plus Holdings, LLC, 8.777%, 06/21/27	738
356	United Airlines, nc., 6.533%, 04/21/28	339
		1,411
Energy - .17%
320	Prairie ECI Acquiror, LP, 7.865%, 03/11/26	299

Information Technology - .51%
120	Banff Merger Sub Inc., 8.615%, 02/27/26	111
190	Proofpoint, Inc., 9.32%, 08/31/29	182
600	RealPage Inc., 9.615%, 04/23/29	578
		871
Services - 2.88%
754	Ascend Learning, LLC, 6.615%, 12/11/28	695
1,130	Ascend Learning, LLC, 8.865%, 12/10/29	978
320	Celestial Saturn Parent, Inc., 9.613%, 06/4/29	214
2,180	Ultimate Software Group, Inc., 7.535%, 05/03/27	2,049
1,050	Ultimate Software Group, Inc., 5.535%, 05/04/26	997
		4,933
Wireless Communications - 3.22%
872	Asurion LLC, 6.635%, 07/31/27	734
2,664	Asurion LLC, 8.365%, 01/31/28	1,998
3,670	Asurion LLC, 8.365%, 01/20/29	2,789
		5,521
	Total Bank Debt Securities
	(Total cost of $15,459)	13,236

Shares

PREFERRED STOCK - 1.76% (d)(f)
Financial - .18%
325	Alliant Services, Series A, Cvt, 9.75%,
	Acquisition Date 11/06/20, Cost $320 (c)	306

Health Care - .30%
10,900	Becton Dickinson and Co., Series B, Cvt, 6%, 06/01/23	514

Manufacturing - .55%
694	Danaher Corporation, Cvt, 5%, 04/15/23	935

Utilities - .73%
10,632	American Electric Power, Cvt, Series C, 6.125%, 08/15/23	526
14,582	NextEra Energy, Inc., Cvt, 5.279%, 03/01/23	726
		1,252
	Total Preferred Stock
	(Total cost of $2,817)	3,007

COMMON STOCK - .27% (d)(f)
Health Care - .27%
23,656	Avantor, Inc. (h)	464
	Total Common Stock
	(Total cost of $389)	464

	TOTAL INVESTMENTS - 146.17% (d)
	(Total cost of $292,745)	250,563
	CASH AND OTHER ASSETS
	LESS LIABILITIES - (46.17)% (d)	(79,139)
	NET ASSETS - 100.00%	$171,424

(a)	Denotes income is not being accrued.

(b)	Perpetual security with no stated maturity date.

(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 (restricted security). Total market value of restricted securities (excluding Rule 144A securities) amounted to $306 or .18% of total net assets as of September 30, 2022.

(d)	Percentages indicated are based on total net assets to common shareholders of $171,424.

(e)	Not rated.

(f)	All of the Fund's investments and other assets are pledged as collateral in accordance with a credit agreement with The Bank of Nova Scotia.

(g)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933.Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.Unless otherwise noted, 144A Securities are deemed to be liquid.See notes to the portfolio of investments for valuation policy.Total market value of Rule 144A securities amounted to $178,607 as of September 30, 2022.

(h)	Non-income producing

(EUR) Euro

(GBP) British Pound

Derivative Contracts (Currency Amounts in Thousands)

Forward Currency Exchange Contracts - As of September 30, 2022 the Fund had forward currency exchange contracts outstanding as follows:

						Unrealized
	Settlement	Receive				Appreciation
Counterparty	Date	(Deliver)		Asset	Liability	(Depreciation)
HSBC Bank	10/31/22	EUR	(875)	846	859	(13)

UBS	10/31/22	GBP	(388)	416	434	(18)

State Street Bank	10/31/22	GBP	(388)	420	434	(14)

Citibank	10/31/22	GBP	40	45	44	1

Net unrealized loss on open forward currency exchange contracts						$(44)

The New America High Income Fund, Inc.

Notes to Portfolio of Investments

September 30, 2022 (Unaudited)

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund follows the Investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification topic 946 “financial services investment companies”.

Valuation of Investments—Except as otherwise described below, the Fund's investments are valued based on evaluated bid prices provided by an independent pricing service. Independent pricing services provide prices based primarily on quotations from dealers and brokers, market transactions, data accessed from quotations services, offering sheets obtained from dealers and various relationships among similar securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates the fair value of such investments. Following procedures approved by the Board of Directors, investments for which market prices are not yet provided by an independent pricing service (primarily newly issued fixed-income corporate bonds and notes) shall be valued at the most recently quoted bid price provided by a principal market maker for the security. Other investments, for which market quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors. Fair value measurement is further discussed in this footnote.

Foreign Currency—Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.

Foreign Currency Forward Exchange Contracts—The Fund may enter into foreign currency forward exchange contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date.

Fair Value Measurement—The Fund applies ASC 820 “Fair Value Measurements and Disclosures”. This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major asset and liability categories is as follows.

Debt securities (corporate, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

Forwards are valued at the unrealized gain or loss on the contract as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Forwards are categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Investments
Debt Securities*	$—	$247,092	—	$247,092
Preferred Stock
Financial	—	306	—	306
Healthcare	514	—	—	514
Manufacturing	935	—	—	935
Utilities	726	526	—	1252
Common Stock
Healthcare	464	—	—	464
Total Investments	$2,639	$247,924	$—	$250,563

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Forward Currency Exchange Contracts	$—	$(44)	$—	$(44)

*  Debt Securities — Type of debt and industries are shown on the Schedule of Investments.

The Fund owned no Level 3 securities at September 30, 2022.

The following is a reconciliation of Fund investments using Level 3 inputs for the period:

Value (000’s)
Balance, December 31, 2021	$3649
Net purchases/(sales)	—
Transfers in/(out) of Level 3	(3303)
Change in unrealized appreciation (depreciation)	(346)
Balance, September 30, 2022	$—

Level 1 and Level 2 assets are evaluated on a quarterly basis for changes in listings or delistings on national exchanges.

Transfers between levels are recognized at the value at the end of the reporting period. During the nine months ended September 30, 2022, the Fund recognized no transfers between Levels 1 and 2. During the nine months ended September 30, 2022, securities with a market value of $3,303 transferred from Level 3 to Level 2 as there were observable inputs available to determine value.